STOCKHOLDERS' EQUITY (Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (9,885)	$ (8,591)
Accumulated Other Comprehensive Loss
Beginning balance	32,701	27,229
Other comprehensive income (loss) before reclassifications	(786)	911	$ (1,882)
Amounts reclassified from accumulated other comprehensive income (loss)	529	320	727
Total other comprehensive income (loss)	(257)	1,231	(1,155)
Ending balance	33,621	32,701	27,229
Total Accum Other Comp Loss
Accumulated Other Comprehensive Loss
Beginning balance	(8,591)	(9,822)	(8,667)
Balance at Jan 1, 2018				$ (8,571)
Total other comprehensive income (loss)	(257)	1,231	(1,155)
Ending balance	(9,885)	(8,591)	(9,822)
Unrealized Gains (Losses) on Investments
Accumulated Other Comprehensive Loss
Beginning balance	(3)	43	47
Balance at Jan 1, 2018				17
Other comprehensive income (loss) before reclassifications	(74)	25	32
Amounts reclassified from accumulated other comprehensive income (loss)	7	(71)	(36)
Total other comprehensive income (loss)	(67)	(46)	(4)
Ending balance	(51)	(3)	43
Cumulative Translation Adj
Accumulated Other Comprehensive Loss
Beginning balance	(1,481)	(2,381)	(1,737)
Balance at Jan 1, 2018				(1,481)
Other comprehensive income (loss) before reclassifications	(221)	908	(644)
Amounts reclassified from accumulated other comprehensive income (loss)	(4)	(8)	0
Total other comprehensive income (loss)	(225)	900	(644)
Ending balance	(1,813)	(1,481)	(2,381)
Pension and Other Postretire Benefits
Accumulated Other Comprehensive Loss
Beginning balance	(6,998)	(7,389)	(6,769)
Balance at Jan 1, 2018				(6,998)
Other comprehensive income (loss) before reclassifications	(495)	(23)	(1,354)
Amounts reclassified from accumulated other comprehensive income (loss)	455	414	734
Total other comprehensive income (loss)	(40)	391	(620)
Ending balance	(7,965)	(6,998)	(7,389)
Derivative Instruments
Accumulated Other Comprehensive Loss
Beginning balance	(109)	(95)	(208)
Balance at Jan 1, 2018				(109)
Other comprehensive income (loss) before reclassifications	4	1	84
Amounts reclassified from accumulated other comprehensive income (loss)	71	(15)	29
Total other comprehensive income (loss)	75	(14)	113
Ending balance	(56)	$ (109)	$ (95)
Accounting Standards Update 2016-01 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax				$ 20
Retained Earnings [Member]
Accumulated Other Comprehensive Loss
Cumulative Effect of New Accounting Principle in Period of Adoption	(1,057)
Retained Earnings [Member] | Unrealized Gains (Losses) on Investments
Accumulated Other Comprehensive Loss
Cumulative Effect of New Accounting Principle in Period of Adoption	(1)
Retained Earnings [Member] | Cumulative Translation Adj
Accumulated Other Comprehensive Loss
Cumulative Effect of New Accounting Principle in Period of Adoption	(107)
Retained Earnings [Member] | Pension and Other Postretire Benefits
Accumulated Other Comprehensive Loss
Cumulative Effect of New Accounting Principle in Period of Adoption	(927)
Retained Earnings [Member] | Derivative Instruments
Accumulated Other Comprehensive Loss
Cumulative Effect of New Accounting Principle in Period of Adoption	$ (22)